Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	5,843	$ 7,392
International Equity Funds - 21.1%
Transamerica Emerging Markets Equity, Class I2 (B)	4,229,348	50,075,480
Transamerica Emerging Markets Equity, Class R6 (B)	140,332	1,671,358
Transamerica International Equity, Class I2 (B)	4,918,633	129,360,045
Transamerica International Focus, Class I2 (B)	5,476,401	37,294,292
Transamerica International Focus, Class R6 (B)	57,583	395,020
Transamerica International Small Cap Value, Class I2 (B)	365,237	6,786,110
Transamerica International Stock, Class I2 (B)	8,455,986	134,281,056
Transamerica International Stock, Class R6 (B)	49,213	781,495
		360,644,856
International Fixed Income Funds - 2.6%
Transamerica Emerging Markets Debt, Class I2 (B)	3,940,758	39,092,312
Transamerica Emerging Markets Debt, Class R6 (B)	539,073	5,358,388
		44,450,700
U.S. Equity Funds - 51.5%
Transamerica Capital Growth, Class I2 (A)(B)	2,236,368	27,976,963
Transamerica Capital Growth, Class R6 (A)(B)	43,415	543,119
Transamerica Large Cap Value, Class I2 (B)	21,260,677	383,330,009
Transamerica Large Cap Value, Class R6 (B)	41,256	744,257
Transamerica Mid Cap Growth, Class I2 (B)	1,782,999	15,458,602
Transamerica Mid Cap Growth, Class R6 (B)	379,126	3,279,437
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,093,119	11,302,847
Transamerica Mid Cap Value Opportunities, Class R6 (B)	35,539	372,802
Transamerica Small Cap Growth, Class I2 (B)	1,307,428	7,099,334
Transamerica Small Cap Growth, Class R6 (B)	286,574	1,553,231
Transamerica Small Cap Value, Class I2 (B)	1,469,680	8,068,545
Transamerica Small Cap Value, Class R6 (B)	207,588	1,160,419
Transamerica Sustainable Equity Income, Class I2 (B)	4,571,265	41,735,646
Transamerica US Growth, Class I2 (B)	11,033,098	374,684,010
Transamerica US Growth, Class R6 (B)	14,379	488,171
		877,797,392
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 21.7%
Transamerica Bond, Class I2 (B)	7,544,791	$ 61,565,495
Transamerica Bond, Class R6 (B)	168,253	1,369,579
Transamerica Core Bond, Class I2 (B)	22,880,534	198,603,038
Transamerica Floating Rate, Class I2 (B)	1,647,203	14,445,970
Transamerica High Yield Bond, Class I2 (B)	111,582	921,669
Transamerica High Yield Bond, Class R6 (B)	83,441	689,221
Transamerica Inflation Opportunities, Class I2 (B)	5,899,557	58,228,624
Transamerica Long Credit, Class I2 (B)	3,567,103	33,637,785
Transamerica Short-Term Bond, Class I2 (B)	2,460	24,404
		369,485,785
U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure, Class I2 (B)	2,037,778	19,155,109
Total Investment Companies (Cost $1,212,604,504)		1,671,541,234
EXCHANGE-TRADED FUND - 0.3%
U.S. Equity Fund - 0.3%
State Street Health Care Select Sector SPDR ETF (E)	39,528	6,116,563
Total Exchange-Traded Fund (Cost $5,632,504)		6,116,563

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.35% (F), dated 01/30/2026, to be repurchased at $17,940,009 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $18,296,794.	$ 17,937,991	17,937,991
Total Repurchase Agreement (Cost $17,937,991)		17,937,991
Total Investments (Cost $1,236,174,999)		1,695,595,788
Net Other Assets (Liabilities) - 0.6%		10,409,883
Net Assets - 100.0%		$ 1,706,005,671
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	787	03/20/2026	$89,269,510	$88,008,734	$—	$(1,260,776)
EURO STOXX 50® Index	58	03/20/2026	3,977,986	4,091,329	113,343	—
S&P 500® E-Mini Index	32	03/20/2026	11,146,742	11,145,200	—	(1,542)
Total Futures Contracts					$113,343	$(1,262,318)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,671,533,842	$—	$—	$1,671,533,842
Exchange-Traded Fund	6,116,563	—	—	6,116,563
Repurchase Agreement	—	17,937,991	—	17,937,991
Total	$1,677,650,405	$17,937,991	$—	$1,695,588,396
Investment Companies Measured at Net Asset Value (C)				7,392
Total Investments				$1,695,595,788
Other Financial Instruments
Futures Contracts (H)	$113,343	$—	$—	$113,343
Total Other Financial Instruments	$113,343	$—	$—	$113,343
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(1,262,318)	$—	$—	$(1,262,318)
Total Other Financial Instruments	$(1,262,318)	$—	$—	$(1,262,318)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2026	Shares as of January 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond, Class I2	$61,118,406	$672,253	$—	$—	$(225,164)	$61,565,495	7,544,791	$672,253	$—
Transamerica Bond, Class R6	5,829,518	30,353	(4,500,000)	143,610	(133,902)	1,369,579	168,253	30,353	—
Transamerica Capital Growth, Class I2	34,059,883	—	—	—	(6,082,920)	27,976,963	2,236,368	—	—
Transamerica Capital Growth, Class R6	661,208	—	—	—	(118,089)	543,119	43,415	—	—
Transamerica Core Bond, Class I2	187,328,686	16,415,297	(4,500,000)	(701,026)	60,081	198,603,038	22,880,534	1,914,960	—
Transamerica Emerging Markets Debt, Class I2	37,399,919	781,963	—	—	910,430	39,092,312	3,940,758	781,963	—
Transamerica Emerging Markets Debt, Class R6	5,132,155	106,973	—	—	119,260	5,358,388	539,073	106,973	—
Transamerica Emerging Markets Equity, Class I2	46,965,367	480,535	(2,000,000)	417,230	4,212,348	50,075,480	4,229,348	480,535	—
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2026	Shares as of January 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Equity, Class R6	$3,427,658	$34,561	$(2,000,000)	$165,295	$43,844	$1,671,358	140,332	$34,561	$—
Transamerica Energy Infrastructure, Class I2	17,153,971	189,278	—	—	1,811,860	19,155,109	2,037,778	189,278	—
Transamerica Floating Rate, Class I2	14,339,597	285,605	—	—	(179,232)	14,445,970	1,647,203	285,605	—
Transamerica Global Allocation Liquidating Trust, Class I2	7,392	—	—	—	—	7,392	5,843	—	—
Transamerica High Yield Bond, Class I2	905,962	15,733	—	—	(26)	921,669	111,582	15,733	—
Transamerica High Yield Bond, Class R6	7,044,830	112,534	(6,500,000)	(185,687)	217,544	689,221	83,441	111,266	—
Transamerica Inflation Opportunities, Class I2	58,084,596	436,450	—	—	(292,422)	58,228,624	5,899,557	436,450	—
Transamerica International Equity, Class I2	119,875,958	9,117,439	(4,000,000)	954,892	3,411,756	129,360,045	4,918,633	4,711,327	4,406,112
Transamerica International Focus, Class I2	42,598,335	555,964	(3,500,000)	(482,296)	(1,877,711)	37,294,292	5,476,401	222,740	333,224
Transamerica International Focus, Class R6	411,823	5,311	—	—	(22,114)	395,020	57,583	2,107	3,204
Transamerica International Small Cap Value, Class I2	7,167,170	320,019	(1,000,000)	326,411	(27,490)	6,786,110	365,237	301,991	18,028
Transamerica International Stock, Class I2	120,594,402	3,469,041	—	—	10,217,613	134,281,056	8,455,986	2,374,896	1,094,146
Transamerica International Stock, Class R6	6,336,668	182,109	(6,000,000)	1,424,091	(1,161,373)	781,495	49,213	124,617	57,492
Transamerica Large Cap Value, Class I2	368,686,363	12,079,770	(22,200,000)	4,204,918	20,558,958	383,330,009	21,260,677	942,591	11,137,179
Transamerica Large Cap Value, Class R6	675,378	22,470	—	—	46,409	744,257	41,256	1,753	20,716
Transamerica Long Credit, Class I2	33,851,506	422,857	—	—	(636,578)	33,637,785	3,567,103	422,857	—
Transamerica Mid Cap Growth, Class I2	16,171,557	3,068,283	—	—	(3,781,238)	15,458,602	1,782,999	1,070,198	1,998,085
Transamerica Mid Cap Growth, Class R6	3,431,755	652,278	—	—	(804,596)	3,279,437	379,126	227,510	424,768
Transamerica Mid Cap Value Opportunities, Class I2	10,516,328	1,628,031	—	—	(841,512)	11,302,847	1,093,119	296,428	1,331,603
Transamerica Mid Cap Value Opportunities, Class R6	346,906	53,042	—	—	(27,146)	372,802	35,539	9,653	43,389
Transamerica Short-Term Bond, Class I2	24,127	253	—	—	24	24,404	2,460	253	—
Transamerica Small Cap Growth, Class I2	7,628,559	973,013	(600,000)	(403,315)	(498,923)	7,099,334	1,307,428	—	973,013
Transamerica Small Cap Growth, Class R6	2,038,111	259,958	(500,000)	(326,233)	81,395	1,553,231	286,574	—	259,958
Transamerica Small Cap Value, Class I2	7,791,240	421,546	(700,000)	(370,988)	926,747	8,068,545	1,469,680	118,990	302,555
Transamerica Small Cap Value, Class R6	1,497,063	79,758	(500,000)	16,668	66,930	1,160,419	207,588	22,513	57,244
Transamerica Sustainable Equity Income, Class I2	38,791,523	112,135	—	—	2,831,988	41,735,646	4,571,265	112,137	—
Transamerica US Growth, Class I2	394,335,394	15,512,066	(7,000,000)	2,205,990	(30,369,440)	374,684,010	11,033,098	—	15,512,066
Transamerica US Growth, Class R6	504,440	20,216	—	—	(36,485)	488,171	14,379	—	20,216
Total	$1,662,733,754	$68,517,094	$(65,500,000)	$7,389,560	$(1,599,174)	$1,671,541,234	117,883,620	$16,022,491	$37,992,998
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At January 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$60,118	$7,392	0.0%*

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	Rate disclosed reflects the yield at January 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds